Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500

                                                     [LOGO]
                                                   SECURIAN





May 1, 2013


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Variable Annuity Account
	File Numbers:  33-12333 and 811-04294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2013.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Daniel P. Preiner

Daniel P. Preiner
Counsel